Contingent Liabilities - Additional Information (Detail) kr in Millions	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Contingent liability for guarantees [member]
Disclosure of Contingent Liabilities [Line Items]
Guarantees of loans to other companies	kr 27	kr 26
Financial guarantee for third parties	kr 24	kr 42
AT&T, Verizon, and Sprint in East Texas [member]
Disclosure of Contingent Liabilities [Line Items]
Number of patents infringed	20